Financial instruments and financial risk management - Commodity risk (Details) - Commodity risk - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets (liabilities)	€ 209.8	€ 58.2	€ (596.5)
Commodity forward contracts [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets (liabilities)	€ 209.8	€ 58.2	€ (596.5)